Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 821,331
Prepaid expenses	443,165
Total current assets	1,264,496
Investments held in Trust Account	375,007,974
Total Assets	376,272,470
Current liabilities:
Accounts payable	5,497
Accrued expenses	117,238
Total current liabilities	122,735
Deferred underwriting commissions in connection with the initial public offering	13,125,000
Total liabilities	13,247,735
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 35,802,473 shares subject to possible redemption at $10.00 per share	358,024,730
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 1,697,527 shares issued and outstanding (excluding 35,802,473 shares subject to possible redemption)	170
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 9,375,000 shares issued and outstanding	937
Additional paid-in capital	5,351,344
Accumulated deficit	(352,446)
Total shareholders’ equity	5,000,005
Total Liabilities and Shareholders’ Equity	$ 376,272,470